Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
PEO AlphaQuest(TM) Thematic PE ETF
Shareholder Report [Line Items]
Fund Name	PEO AlphaQuest™ Thematic PE ETF
Class Name	PEO AlphaQuest™ Thematic PE ETF
Trading Symbol	LQPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PEO AlphaQuest™ Thematic PE ETF (the "Fund") for the period January 27, 2025 (the Fund's “Inception”) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.peoalphaquestetf.com. You can also request this information by contacting us at (877) 977-9971 or by writing to PEO AlphaQuest™ Thematic PE ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 977-9971
Additional Information Website	www.peoalphaquestetf.com
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEO AlphaQuest™ Thematic PE ETF	$117	1.30%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

Systematic Derivative Trading Program: Full-Year 2025 Review

Full-year 2025 performance for the Derivatives strategy was -11.8%. Full year asset-class level dynamics were broadly consistent with those observed in the fourth quarter. Heightened global macroeconomic and geopolitical uncertainty contributed to persistent range-bound conditions in fixed income and energy markets, while simultaneously driving sustained inflows into gold as a flight-to-safety asset. The derivatives strategy benefited from long exposure to gold and other precious metals but was adversely affected by the absence of durable trends in fixed income and energy markets. Equities, Foreign exchange, and other commodities were modest detractors.

Systematic Derivative Trading Program: Asset Class Level Performance Commentary

Fixed income contributed approximately -1.6% in the fourth quarter, extending year-to-date losses to -7.5%. Losses were concentrated primarily in U.S. fixed income, specifically the U.S. 10-year, U.S. Ultra, and U.S. 30-year. Full year 2025 losses in fixed income were more geographically diverse in source: the primary detractors included the U.S. 10-year, the German BOBL and UK gilts. In both the quarter to date and year to date period, the German BUXL offered a modest positive offset to losses.

Commodities overall added +1.6% to fourth quarter performance, bringing the year-to-date contribution to -3.4%. Losses were concentrated in the energy complex, where Brent and Light Crude markets traded within narrow ranges, conditions that proved unfavorable for the strategy’s trend-following systems. These losses were partially offset by gains in gold, which continued its extended uptrend from the first three quarters of 2025, supported by renewed inflation concerns and a flight to safety amidst persistent geopolitical and macroeconomic uncertainty.

Foreign exchange contributed approximately 0.3% to fourth-quarter 2025 performance, narrowing full-year FX losses to -1.2%. Quarterly gains were driven primarily by short yen exposure, which performed well over the period. These gains were partially offset by choppier performance in euro-, Swiss franc–, and sterling-linked positions, which detracted modestly from results.

Finally, equities detracted approximately 0.1% from fourth-quarter performance, bringing the full-year equity contribution to -1.6%. Trading activity was limited during the quarter, as the Derivative strategy’s signals, focused on opportunities with negative beta to the S&P 500, generated relatively few actionable trades.

Negative Equity Market Sensitivity

At a high level, the strong performance of equity markets in 2025, with gains of 18 percent, created headwinds for the Derivatives strategy’s proprietary trading systems, which are intentionally structured to perform defensively during periods of rising equity markets.

Full-year 2025 equity performance represents a continuation of the powerful equity rally that began in late 2022. Since that time, the S&P 500 has appreciated by approximately 100 percent, reinforcing an environment that has been structurally unfavorable for strategies designed to benefit from equity market drawdowns or periods of stress.

Positive Trend Sensitivity

At a high level, the systematic trading program underlying the Derivatives strategy is designed to benefit from sustained and persistent market trends across global futures & foreign exchange markets.

During 2025, several exogenous economic shocks disrupted trend development in key markets. These events were characterized by sharp dislocations followed by rapid reversals, which limited the durability of directional price movements. Notable examples include the implementation of broad-based U.S. tariffs, which pressured equity markets in April before a swift rebound following subsequent policy reversals, as well as intermittent geopolitical tensions in the Middle East that contributed to pronounced single-day and intra-week reversals in oil prices.

While strong equity markets and elevated levels of mean reversion presented challenges for the strategy, the sustained uptrend in gold was illustrative of its core strengths. Specifically, it demonstrated the strategy’s ability to capture trends that can more than offset multiple performance detractors through a small number of outsized gains. In addition, prolonged advances in gold, often reflecting a flight to safety, have historically signaled shifts in market regimes that systematic trend-oriented strategies are well positioned to capture.

Systemic Environment and Strategy Positioning

The broader investment landscape continues to reflect suppressed volatility conditions, an ongoing trend since the Global Financial Crisis. Accommodative monetary and fiscal policies have contributed to muted market fluctuations, which in turn limit the opportunity set for momentum-based strategies.

While low volatility environments have historically persisted during periods of monetary stimulus, they often precede more sustained volatility expansions when market structures recalibrate. Systemic dislocations, characterized by duration and directional clarity, have historically favored trend-following approaches.

Our derivatives strategy has remained positioned to manage portfolio risk and capture opportunity in environments where systemic shocks drive directional persistence.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 01/27/2025
PEO AlphaQuest™ Thematic PE ETF	(5.07)%
Russell 2500 Index TR	8.23%
Russell 3000 Index TR	14.18%

Performance Inception Date	Jan. 27, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.peoalphaquestetf.com for more recent performance information.
Net Assets	$ 13,254,000
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 152,854
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$13,254
Number of Holdings	260
Total Advisory Fee	$152,854
Portfolio Turnover Rate	114%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Adobe, Inc.	3.2
Teradata Corp.	2.6
Fair Isaac Corp.	2.6
IDEXX Laboratories, Inc.	2.5
CVS Health Corp.	2.5
Cigna Group	2.4
Dropbox, Inc.	2.2
VeriSign, Inc.	2.2
ASGN, Inc.	1.9
Illinois Tool Works, Inc.	1.7